EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 91.8%
	Belgium - 2.1%
331,250	Warehouses De Pauw CVA	$ 9,307,514

	Bermuda - 2.4%
3,335,447	Hongkong Land Holdings Ltd.	10,740,139

	Canada - 1.6%
205,885	Canadian Apartment Properties REIT	7,014,772

	Cayman Islands - 3.0%
1,228,358	CK Asset Holdings Ltd.	5,817,079
4,003,464	ESR Group Ltd.	5,147,044
89,488	GDS Holdings Ltd. - ADR(a)	917,252
503,505	Wharf Real Estate Investment Company Ltd.	1,587,029
		13,468,404
	France - 1.3%
229,632	Klepierre S.A.	5,779,903

	Germany - 6.4%
512,551	Deutsche Wohnen S.E.	12,485,862
1,379,456	Instone Real Estate Group A.G.	9,242,613
502,131	TAG Immobilien A.G.(a)	6,879,020
		28,607,495
	Guernsey - 1.8%
182,397	Shurgard Self Storage Ltd.	7,906,335

	Hong Kong - 8.1%
5,568,225	Link REIT	27,502,125
933,612	Sun Hung Kai Properties Ltd.	9,154,286
		36,656,411
	Japan - 3.3%
16,143	Japan Hotel REIT Investment Corporation	7,568,452
2,340	Mitsui Fudosan Logistics Park, Inc.	7,377,081
		14,945,533

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	Singapore - 2.0%
4,763,417	Keppel DC REIT	$ 6,546,432
2,609,628	Mapletree Pan Asia Commercial Trust	2,671,912
		9,218,344
	Spain - 5.2%
607,445	Cellnex Telecom S.A.	23,188,724

	United Kingdom - 9.9%
15,931,344	Assura PLC	8,899,705
4,867,784	Empiric Student Property PLC	5,611,903
3,250,002	Grainger PLC	10,434,800
411,379	Great Portland Estates PLC	1,990,380
577,751	Segro PLC	5,940,555
954,848	UNITE Group PLC (The)	11,743,217
		44,620,560
	United States - 44.7%
969,085	Acadia Realty Trust	14,652,565
107,443	Alexandria Real Estate Equities, Inc.(b)	11,754,264
122,614	American Homes 4 Rent	4,447,210
133,374	Brixmor Property Group, Inc.	2,870,208
76,014	Camden Property Trust	6,861,024
141,371	COPT Defense Properties	3,421,178
33,800	CubeSmart	1,343,888
784,987	DigitalBridge Group, Inc.	13,548,876
368,532	Easterly Government Properties, Inc.	4,297,083
1,061,436	Ellington Financial, Inc.	13,798,668
143,965	Elme Communities	1,891,700
34,859	Equity LifeStyle Properties, Inc.	2,478,475
842,606	Independence Realty Trust, Inc.	11,476,294
213,704	Kilroy Realty Corporation	7,047,958
58,827	Lamar Advertising Company	5,958,587
173,910	Prologis, Inc.(b)	19,987,476
24,000	Public Storage(b)	6,210,240
82,310	Realty Income Corporation	4,441,448
692,494	Retail Opportunity Investments Corporation	8,912,398

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares						Fair Value
	COMMON STOCKS — 91.8% (Continued)
	United States - 44.7% (Continued)
57,000	Rexford Industrial Realty, Inc.					$ 2,805,540
29,691	SBA Communications Corporation					7,332,489
181,039	Sun Communities, Inc.(b)					23,415,584
560,566	UDR, Inc.					18,722,904
73,949	Ventas, Inc.					3,389,822
						201,065,879

	TOTAL COMMON STOCKS (Cost $691,762,244)					412,520,013

	TOTAL INVESTMENTS - 91.8% (Cost $691,762,244)					$ 412,520,013
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $629,269)					(1,289,400)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%					38,073,651
	NET ASSETS - 100.0%					$ 449,304,264

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.3)%
621	Alexandria Real Estate Equities, Inc.	RBC	12/15/2023	$ 110	$ 6,793,740	$ 155,250
870	Prologis, Inc.	RBC	12/15/2023	115	9,998,910	156,600
240	Public Storage	RBC	12/15/2023	260	6,210,240	81,600
1,810	Sun Communities, Inc.	RBC	12/15/2023	125	23,410,540	895,950
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $629,269)					$ 1,289,400

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
RBC	- Royal Bank Of Canada

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for written options.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Forward Currency Contracts
Units to				US Dollar		Settlement		Unrealized
Receive/Deliver		In Exchange For		Value	Counterparty	Date		Appreciation/(Depreciation)
To Buy:						To Sell:
$ 49,730,280	HKD	$ 6,371,176	USD	$ 6,366,821	Brown Brothers Harriman	12/1/2023		$ (4,355)
To Sell:
$ (4,782,189)	EUR	$ (5,248,070)	USD	$ (5,204,820)	Brown Brothers Harriman	12/1/2023		$ 43,249

							Total:	$ 38,894
Currency Abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 90.1%
	EQUITY - 90.1%
262,500	SPDR S&P 500 ETF Trust(a)					$ 119,805,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,036,235)

Contracts(b)
	INDEX OPTIONS PURCHASED – 0.9%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED – 0.9%
200	S&P 500 Index	PER	12/22/2023	$ 4,470	$ 91,356,000	363,000
370	S&P 500 Index	PER	12/29/2023	4,470	169,008,600	823,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,426,639)					1,186,250

	TOTAL INVESTMENTS - 91.0% (Cost $104,462,874)					$ 120,991,250
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds - $685,270)					(1,158,020)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $348,468)					(283,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%					13,445,840
	NET ASSETS - 100.0%					$ 132,995,570

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.2)%
200	S&P 500 Index	PER	12/22/2023	$ 4,250	$ 91,356,000	$ 80,000
370	S&P 500 Index	PER	12/29/2023	4,240	169,008,600	203,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $348,468)					283,500

	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN - (0.9)%
450	SPDR S&P 500 ETF Trust	PER	12/01/2023	445	20,538,000	517,500
2,390	SPDR S&P 500 ETF Trust	PER	12/15/2023	460	109,079,600	640,520
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $685,270)					1,158,020

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
PER	- Pershing

(a)	All or a portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation/
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	5/20/2024	$ 4,125,191	$ -	$ 325,040
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	67,500	8/21/2024	30,522,150	-	(246,809)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	11/4/2024	6,343,032	-	445,135
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	11/4/2024	6,409,650	-	375,846
											899,212